UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00061

CAPITAL SOUTHWEST CORPORATION
(Name of Registrant)

8333 Douglas Avenue, Suite 1100
Dallas, TX 75225
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)     Title of the class of securities of Capital Southwest Corporation (the “Company”) to be redeemed:

4.50% Notes due 2026 (CUSIP No. 140501 AB3) (the “Notes”).

(2)     Date on which the securities are to be redeemed:

The Notes will be redeemed on December 9, 2024 (the “Redemption Date”).

(3)     Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to Section 11.02 of the Base Indenture, dated October 23, 2017, as supplemented by the Third Supplemental Indenture, dated December 29, 2020 (together, the “Indenture”), by and between the Company and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association).

    (4)     The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem in full the $140,000,000 in aggregate principal amount of the Notes issued and outstanding pursuant to the terms of the Indenture.

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SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 8th day of November, 2024.

Capital Southwest Corporation

By:	/s/ Michael Sarner
Michael Sarner
Chief Financial Officer, Secretary and Treasurer